Key Sources of Estimation Uncertainty	12 Months Ended
Oct. 31, 2025
Key Sources of Estimation Uncertainty [Abstract]
KEY SOURCES OF ESTIMATION UNCERTAINTY
4.	KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 3, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of each reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Fair value of unlisted equity investments and movie income right investments

The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.

Impairment assessment of indefinite-lived intangible assets

Determining whether indefinite-lived intangible assets are impaired requires an estimation of the fair value. The fair value calculation, which utilizes an income approach, requires the Group to estimate the future undiscounted cash flows from the reporting unit and apply an appropriate discount rate. Where the actual future revenue are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, the fair value of the indefinite-lived intangible assets could fall below their carrying amounts and results in a material impairment loss. Details of the impairment assessment of indefinite-lived intangible assets are disclosed in note 16.

Credit risk management and CECL estimation

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.

The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.

The credit risk on fiduciary bank balances and bank balances is limited because the counterparties are mainly banks with sound credit. The directors of the Company consider the credit risk on accounts receivable and deposits and other receivables are not significant after considering settlement pattern, counterparties’ financial background and creditability.

The directors of the Company make individual assessment on AMTD Group based on historical settlement records, past experience, and also quantitative and qualitative information that are reasonable and supportive forward-looking information (i.e. the forecasted default rate expected by the international credit-rating agencies).

As of October 31, 2025 and 2024, the CECL of financial assets is considered insignificant.